SIGNIFICANT ACCOUNTING POLICIES: (Schedule of Annual Rates of Depreciation of Property and Equipment) (Details)	Dec. 31, 2014
Computers [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	33.00%
Computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	15.00%
Computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	33.00%
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	20.00%
Laboratory equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	7.00%
Laboratory equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	20.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	7.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	15.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	15.00%